Segment Information (Details) - Schedule of non-current operating assets information by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 35,488	$ 37,890
Middle East [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	32,165	34,631
North Africa [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	301	72
UK [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	2,968	3,112
Asia [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	31	75
Europe [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 23